Noncontrolling Interest (Narrative) (Details)	1 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Quality Tech LP ownership percentage in operating partnership		20.40%	21.20%
Common Stock, Shares, Issued		29,408,138		28,972,774
Common Class A [Member]
Noncontrolling Interest [Line Items]
Common Stock, Shares, Issued		270,000		14,087,500
Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Stock conversion ratio	1